Other reserves - Summary of Other Reserves Attributable to Royal Dutch Shell plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 21,145
Comprehensive income attributable to Shell plc shareholders	14,379		$ 19,276	$ 44,333
Repurchases of shares	(14,057)	[1]	(14,571)	(18,547)
Ending balance	19,766		21,145
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	21,145		21,132	18,909
Comprehensive income attributable to Shell plc shareholders	(1,715)		(83)	2,024
Transfer from other comprehensive income	193		(112)	(34)
Repurchases of shares	34	[1]	40	57
Share-based compensation	109		168	176
Ending balance	19,766		21,145	21,132
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	37,298		37,298	37,298
Ending balance	37,298		37,298	37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	154		154	154
Ending balance	154		154	154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	236		196	139
Repurchases of shares	34		40	57
Ending balance	270		236	196
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,308		1,140	964
Share-based compensation	109		168	176
Ending balance	1,417		1,308	1,140
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(17,851)		(17,656)	(19,646)
Comprehensive income attributable to Shell plc shareholders	(1,715)		(83)	2,024
Transfer from other comprehensive income	193		(112)	(34)
Ending balance	$ (19,373)		$ (17,851)	$ (17,656)

[1]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 27).